Fair Value of Financial Instruments - Financial Liabilities Measured At Fair Value On a Recurring Basis (Details) - Fair Value Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Private warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	$ 337	$ 319
Written put options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	0	44,827
Level 1 | Private warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	0	0
Level 1 | Written put options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	0	0
Level 2 | Private warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	0	0
Level 2 | Written put options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	0	0
Level 3 | Private warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	337	319
Level 3 | Written put options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities fair value disclosure	$ 0	$ 44,827